Organization and Nature of Operations (Details Narrative) - USD ($)										3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 23, 2024	Oct. 11, 2024	Jul. 26, 2024	Jul. 15, 2024	Jul. 10, 2024	May 31, 2024	May 01, 2024	Dec. 10, 2023	Dec. 10, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Sep. 04, 2024	Apr. 18, 2024
Reverse stock split				1-for-10 Reverse Stock Split. As a result, proportionate adjustments were made to the per share exercise price and the number of shares of Common Stock that may be purchased upon exercise of outstanding stock options granted by the Company, and the number of shares of Common Stock reserved for future issuance under the Company’s 2023 Equity Incentive Plan. All stock option activity presented in these statements has been retrospectively adjusted to reflect the Reverse Stock Split.	1-for-10 reverse stock split
Common stock, par value					$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Accumulated deficit											$ 117,618,000		$ 99,572,000	[1]	$ 70,356,000	[1]
Net cash used in operating activities											14,271,000	$ 21,797,000	26,983,000		13,214,000
Cash											1,897,000		1,949,000		$ 372,000
Restricted cash											$ 200,000		$ 200,000
Warrants to purchase shares			698,812								7,348,765		1,341,217					196,500
Purchase price			$ 1.90														$ 1.14
Issuance of stock, shares											125,847	718,574	718,574		10,974
Share Price											$ 20.00		$ 20.00
Common stock, shares, issued										$ 11,000			$ 11,000
Common Stock, Shares, Outstanding											9,310,522		3,552,223		859,000
Series E Preferred Stock [Member]
Common Stock, Shares, Outstanding	2,050,000
Series E Common Stock [Member]
Common stock, par value	$ 0.0001
Warrants to purchase shares	2,050,000
Purchase price	$ 1.00
Proceeds from Issuance of Common Stock	$ 2,100,000
Board of Directors [Member]
Issuance of stock, shares			7,500,000
Common stock, shares, issued			$ 2,000,000.0
Percentage of strategic investment			25.00%
Private Placement [Member]
Common stock, shares, issued			$ 1,000,000.0
Standby Equity Purchase Agreement [Member]
Proceeds from Issuance of Common Stock									$ 250,000
Equity Purchase Agreement [Member]
Common stock, par value								$ 0.0001	$ 0.0001
Commitments and contingencies								$ 25,000,000	$ 25,000,000
Common stock, shares, issued								$ 25,000,000
Threshold period in execution agreement								36 months
Inducement Offer Letter Agreement [Member]
Cash proceeds from warrant exercise						$ 2,100,000
Market Offering Agreement [Member]
Common stock, par value		$ 0.0001
Common stock, shares, issued		$ 5,100,000
Common Stock [Member]
Warrants to purchase shares			600,000															1,323,250
Purchase price			$ 1.431															$ 4.00
Issuance of stock, shares			698,812				13,943						155
Share Price			$ 1.431
Common stock, shares, issued
Common Stock, Shares, Outstanding													3,552,223		858,373
Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Shares issued								25,000,000	25,000,000
Shares issued price per share								$ 0.0001	$ 0.0001
Series B Warrants And Series C Warrants [Member] | Inducement Offer Letter Agreement [Member]
Warrants to purchase shares						1,069,800
Purchase price						$ 6.00
Series B-1 Warrants [Member] | Inducement Offer Letter Agreement [Member]
Warrants to purchase shares						267,300
Series C-1 Warrants [Member] | Inducement Offer Letter Agreement [Member]
Purchase price						$ 2.00
Series C-1 Warrants [Member] | Inducement Offer Letter Agreement [Member] | Maximum [Member]
Warrants to purchase shares						802,500
Series D Common Stock [Member] | Inducement Offer Letter Agreement [Member] | Maximum [Member]
Warrants to purchase shares						1,069,800

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.